Consolidated Statements Of Capitalization (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.50	$ 0.50
Long Term Debt of Subsidiaries 0.00% to 0.99% [Member]
Interest rate range, minimum	0.00%	0.00%
Interest rate range, maximum	0.99%	0.99%
Maturity date range, start	2023	2023
Maturity date range, end	2033	2033
Long Term Debt of Subsidiaries 1.00% to 1.99% [Member]
Interest rate range, minimum	1.00%	1.00%
Interest rate range, maximum	1.99%	1.99%
Maturity date range, start	2016	2016
Maturity date range, end	2035	2035
Long Term Debt of Subsidiaries 2.00% to 2.99% [Member]
Interest rate range, minimum	2.00%	2.00%
Interest rate range, maximum	2.99%	2.99%
Maturity date range, start	2024	2024
Maturity date range, end	2031	2031
Long Term Debt of Subsidiaries 3.00% to 3.99% [Member]
Interest rate range, minimum	3.00%	3.00%
Interest rate range, maximum	3.99%	3.99%
Maturity date range, start	2016	2016
Maturity date range, end	2047	2047
Long Term Debt of Subsidiaries 4.00% to 4.99% [Member]
Interest rate range, minimum	4.00%	4.00%
Interest rate range, maximum	4.99%	4.99%
Maturity date range, start	2020	2020
Maturity date range, end	2054	2054
Long Term Debt of Subsidiaries 5.00% to 5.99% [Member]
Interest rate range, minimum	5.00%	5.00%
Interest rate range, maximum	5.99%	5.99%
Maturity date range, start	2016	2016
Maturity date range, end	2043	2043
Long Term Debt of Subsidiaries 6.00% to 6.99% [Member]
Interest rate range, minimum	6.00%	6.00%
Interest rate range, maximum	6.99%	6.99%
Maturity date range, start	2017	2017
Maturity date range, end	2036	2036
Long Term Debt of Subsidiaries 7.00% to 7.99% [Member]
Interest rate range, minimum	7.00%	7.00%
Interest rate range, maximum	7.99%	7.99%
Maturity date range, start	2022	2022
Maturity date range, end	2027	2027
Long Term Debt of Subsidiaries 8.00% to 8.99% [Member]
Interest rate range, minimum	8.00%	8.00%
Interest rate range, maximum	8.99%	8.99%
Maturity date range, start	2021	2021
Maturity date range, end	2025	2025
Long Term Debt of Subsidiaries 9.00% to 9.99% [Member]
Interest rate range, minimum	9.00%	9.00%
Interest rate range, maximum	9.99%	9.99%
Maturity date range, start	2018	2018
Maturity date range, end	2026	2026
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Interest rate range, minimum	10.00%	10.00%
Interest rate range, maximum	10.99%	10.99%
Maturity date	2018	2018
Notes payable to bank under revolving credit agreement, variable rate, due 2017 [Member]
Maturity date	2017	2017
Bank notes at 1.921% and 1.975% due 2017 and 2018 [Member]
Interest rate range, minimum	1.921%	1.921%
Interest rate range, maximum	1.975%	1.975%
Maturity date range, start	2017	2017
Maturity date range, end	2018	2018
Notes at 3.57% and 3.59% due 2027 and 2030 [Member]
Interest rate range, minimum	3.57%	3.57%
Interest rate range, maximum	3.59%	3.59%
Maturity date range, start	2027	2027
Maturity date range, end	2030	2030
Notes ranging from 4.62% to 4.87%, due 2016 through 2024 [Member]
Interest rate range, minimum	4.62%	4.62%
Interest rate range, maximum	4.87%	4.87%
Maturity date range, start	2016	2016
Maturity date range, end	2024	2024
Notes ranging from 5.20% to 5.95%, due 2016 through 2037 [Member]
Interest rate range, minimum	5.20%	5.20%
Interest rate range, maximum	5.95%	5.95%
Maturity date range, start	2016	2016
Maturity date range, end	2037	2037